DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE AND CREDIT RISK OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2013
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Estimated Fair Values of Financial Instruments
The	estimated fair values of the Group’s financial instruments are:

	December 31, 2013		December 31, 2012
	Carrying value	Fair value	Carrying value	Fair value
Financial assets
Cash and cash equivalents	104.7	104.7	34.0	34.0
Restricted cash	39.6	39.6	—	—
Receivables	63.9	63.9	42.5	42.5
Current portion of financial guarantee receivable	5.0	5.0	—	—
Related party receivables	—	—	64.0	64.0
Non-current investments	153.7	153.7	155.5	155.5
Financial guarantee receivable	23.1	23.1	—	—
Financial liabilities
Accounts payable and provisions	162.7	162.7	159.7	159.7
Related party payables	—	—	2,000.7	2,000.7
Financial guarantee liability	28.3	28.3	—	—
Short-term and current portion of long-term loans	48.3	48.3	—	—
Long-term loans	144.2	144.2	492.5	492.5

Financial Assets Measured at Fair Value by Level

The following table sets forth the Group’s financial assets and liabilities measured at fair value by level within the fair value hierarchy. As required by Accounting Standard Codification, or ASC, fair value guidance, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

	December 31, 2013		December 31, 2012
	Environmental rehabilitation obligation funds	Unlisted investments	Environmental rehabilitation obligation funds	Unlisted investments
Level 1	153.6	—	125.3	—
Level 2	—	—	30.0	—
Level 3	—	0.1	—	0.2

	153.6	0.1	155.3	0.2